Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Net income before noncontrolling interests	$ 22,460	$ 22,045		$ 23,276
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	2,528	3,770		2,442
Changes in fair value of MSRs, MHFS and LHFS carried at fair value	886	139		62
Depreciation, amortization and accretion	5,406	4,970		3,288
Other net gains	(973)	(6,086)		(6,496)
Stock-based compensation	2,046	1,945		1,958
Originations and purchases of MHFS and LHFS	(181,321)	(205,314)		(178,294)
Proceeds from sales of and paydowns on mortgages originated for sale and LHFS	135,054	127,488		133,201
Net change in:
Trading assets	33,332	62,550		42,754
Deferred income taxes	666	1,793		(2,265)
Derivative assets and liabilities	(5,025)	2,089		(354)
Other assets	(1,174)	(14,232)		(2,165)
Other accrued expenses and liabilities (1)	4,837	(211)	[1]	(1,503)	[1]
Net cash provided by operating activities	18,722	946		15,904
Net change in:
Federal funds sold, securities purchased under resale agreements and other short-term investments	(13,490)	3,991		(11,866)
Available-for-sale securities:
Sales proceeds	42,714	31,584		25,431
Prepayments and maturities	45,710	41,105		33,912
Purchases	(103,671)	(120,980)		(79,778)
Held-to-maturity securities:
Paydowns and maturities	10,673	7,957		5,290
Purchases	0	(23,593)		(25,424)
Nonmarketable equity investments:
Sales proceeds	3,982	1,975		3,496
Purchases	(3,023)	(4,316)		(2,352)
Loans:
Loans originated by banking subsidiaries, net of principal collected (2)	317	(39,002)	[2]	(57,020)	[2]
Proceeds from sales (including participations) of loans held for investment	10,439	10,061		11,672
Purchases (including participations) of loans	(3,702)	(6,221)		(13,759)
Principal collected on nonbank entities' loans (2)	7,448	6,844	[2]	5,023	[2]
Loans originated by nonbank entities (2)	(6,814)	(7,743)	[2]	(7,437)	[2]
Net cash paid for acquisitions	(320)	(30,584)		(3)
Proceeds from sales of foreclosed assets and short sales	5,198	7,311		7,803
Other, net	(625)	(508)		(2,223)
Net cash used by investing activities	(5,164)	(122,119)		(107,235)
Net change in:
Deposits	29,912	82,767		54,867
Short-term borrowings	14,020	(1,198)		34,010
Long-term debt:
Proceeds from issuance	43,575	90,111		43,030
Repayment	(80,802)	(34,462)		(27,333)
Preferred stock:
Proceeds from issuance	677	2,101		2,972
Cash dividends paid	(1,629)	(1,566)		(1,426)
Common stock:
Proceeds from issuance	1,211	1,415		1,726
Stock tendered for payment of withholding taxes	(393)	(494)	[1]	(679)	[1]
Repurchased	(9,908)	(8,116)		(8,697)
Cash dividends paid	(7,480)	(7,472)		(7,400)
Net change in noncontrolling interests	30	(188)		(232)
Other, net	(133)	(107)		33
Net cash provided (used) by financing activities	(10,920)	122,791		90,871
Net change in cash and due from banks	2,638	1,618		(460)
Cash and due from banks at beginning of year	20,729	19,111		19,571
Cash and due from banks at end of year	23,367	20,729		19,111
Supplemental cash flow disclosures:
Cash paid for interest	9,103	5,573		3,816
Cash paid for income taxes	$ 6,592	$ 8,446		$ 13,688

[1]	(1)Prior periods have been revised to conform to the current period presentation.
[2]	(2)Prior periods have been revised to reflect classification changes due to entity restructuring activities.